Pledge of Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Pledge of Assets
2 7 .	PLEDGE OF ASSETS
At the end of each reporting period, the carrying value of the Group’s assets which were pledged to secure credit facilities granted to the Group are as follows:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Bank deposits	33,500	14,900	2,140
Property, plant and equipment	53,745	47,739	6,857
Right-of-use assets	—	54,575	7,839
Prepaid lease payments	56,116	—	—

	143,361	117,214	16,836